October 19, 2011
VIA EDGAR
Securities and Exchange Commission
Investment Company Division
100 F. Street, N.E.
Washington, DC 20549

Attn:	Office of Filings, Information & Consumer Services

Re:	RidgeWorth Funds (the “Registrant”) (File No. 033-45671)

To the Commission:
The Supplement is being filed to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Registrant’s Fixed Income Funds (I Shares class only) Prospectus dated August 1, 2011 (as revised September 30, 2011), as filed electronically via EDGAR with the Securities and Exchange Commission on September 30, 2011 (Accession # 0000950123-11-087671).
If you have any questions concerning this filing, you may contact me at (617) 662-3239.
Very truly yours,
/s/ Michael Hill
Michael Hill

cc:	J. Short D. Hoeske